Notes Payable, Related Parties (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Notes Payable Related Parties Details Narrative
Interest expense	$ 1,800	$ 564	$ 1,170	$ 29,455
Imputed interest expense				$ 134